SCHEDULE 1	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
SCHEDULE 1

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(In thousands of U.S. dollars)

	Year ended December 31,
	2018	2019	2020
General and administrative expenses*	$(4,817)	$(2,948)	$(7,416)
Other income (expenses), net	5,470	(556)	(4)
Interest income	2,552	962	344
Income (loss) before income tax	3,205	(2,542)	(7,076)
Income tax expenses	—	—	—
Income (loss) before share of net profits of subsidiaries, net of income tax	3,205	(2,542)	(7,076)
Share of net (losses) profits of subsidiaries, net of income tax	(16,459)	(10,649)	22,769
Net (loss) income	$(13,254)	$(13,191)	$15,693
Foreign currency translation adjustment	(10,437)	(3,136)	13,597
Other comprehensive (loss) income	(10,437)	(3,136)	13,597
Comprehensive (loss) income	$(23,691)	$(16,327)	$29,290
* Amount of share-based compensation expense included in general and administrative expenses	$3,320	$539	$1,002

SCHEDULE 1

NAM TAI PROPERTY INC.

BALANCE SHEETS

(In thousands of U.S. dollars)

	December 31,
	2019	2020
ASSETS
Current assets:
Cash and cash equivalents	$35,071	$12,517
Prepaid expenses and other receivables	2,328	2,380
Amounts due from subsidiaries	—	177,140
Total current assets	37,399	192,037
Investments in subsidiaries	192,661	229,032
Total assets	$230,060	$421,069
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	$1,374	$25,372
Amounts due to a shareholder	—	146,869
Amounts due to subsidiaries	13,948	—
Total liabilities	$15,322	$172,241
Shareholders’ equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 38,631,991 and 39,197,991 shares as at December 31, 2019 and 2020, respectively)	386	392
Additional paid-in capital	260,295	265,084
Accumulated deficit	(26,520)	(10,822)
Accumulated other comprehensive loss	(19,423)	(5,826)
Total shareholders’ equity	214,738	248,828
Total liabilities and shareholders’ equity	$230,060	$421,069

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Common Shares Outstanding	Common Shares Amount	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity
Balance at January 1, 2018	37,551,191	$376	$249,856	$(24)	$(5,850)	$244,358
Shares issued on exercise of options	635,800	6	3,949	—	—	3,955
Stock-based compensation expenses	—	—	3,320	—	—	3,320
Net loss	—	—	—	(13,254)	—	(13,254)
Cash dividends declared ($0.28 per share)	—	—	—	—	—	—
Cash dividends paid	—	—	—	(51)	—	(51)
Foreign currency translation adjustments	—	—	—	—	(10,437)	(10,437)
Balance at December 31, 2018	38,186,991	$382	$257,125	$(13,329)	$(16,287)	$227,891
Shares issued on exercise of options	445,000	4	2,631	—	—	2,635
Stock-based compensation expenses	—	—	539	—	—	539
Net loss	—	—	—	(13,191)	—	(13,191)
Foreign currency translation adjustments	—	—	—	—	(3,136)	(3,136)
Balance at December 31, 2019	38,631,991	$386	$260,295	$(26,520)	$(19,423)	$214,738
Shares issued on exercise of options	566,000	6	3,787	—	—	3,793
Stock-based compensation expenses	—	—	1,002	—	—	1,002
Net income	—	—	—	15,693	—	15,693
Foreign currency translation adjustments	—	—	—	—	13,597	13,597
Others	—	—	—	5	—	5
Balance at December 31, 2020	39,197,991	$392	$265,084	$(10,822)	$(5,826)	$248,828

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2018	2019	2020
Cash flows from operating activities:
Net income (loss)	$(13,254)	$(13,191)	$15,693
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share of net loss (profits) of subsidiaries, net of taxes	16,459	10,649	(22,769)
Depreciation	57	—
Share-based compensation expenses	3,320	539	1,002
Gain on disposal of property, plant and equipment	(6,763)	—	—
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables	532	(15)	(52)
Increase in accrued expenses and other payables	71	1,144	177
Net cash provided by (used in) operating activities	$422	$(874)	$(5,949)
Cash flows from investing activities:
Proceeds of property, plant and equipment	9,706	—	—
Decrease (increase) in amounts due from subsidiaries	(7,281)	(2,202)	(191,088)
Net cash provided by (used in) investing activities	$2,425	$(2,202)	$(191,088)
Cash flows from financing activities:
Repayment a long term loan to a subsidiary	(74,974)	—	—
Dividend paid	(10,565)	—	—
Proceeds from options exercise	3,955	2,635	3,793
Amounts due to a shareholder and an investor	—	—	170,690
Net cash (used in) provided by financing activities	$(81,584)	$2,635	$174,483
Net decrease in cash and cash equivalents	(78,737)	(441)	(22,554)
Cash and cash equivalents at beginning of year	114,249	35,512	35,071
Cash and cash equivalents at end of year	$35,512	$35,071	$12,517

SCHEDULE 1

NAM TAI PROPERTY INC.

NOTE TO SCHEDULE 1

(In thousands of U.S. dollars)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2020, $399,340 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2018, 2019 and 2020.

During the years ended December 31, 2018, 2019 and 2020, no cash dividend was declared and paid by subsidiaries to the Company.